SCHEDULE OF PIPE CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total PIPE Convertible Notes, net		$ 4,068,953
PIPE Convertible Notes issued	2,800,000
Less Debt Discount associated with OID and Warrants	(280,000)	(1,147,319)
PIPE Convertible Notes, net	6,588,953	9,173,275
Less gross PIPE Convertible Note principal converted into Class A common stock	(3,213,000)	(5,832,600)
Add accretion of debt discount	359,037	728,278
Total PIPE Convertible Notes, net current and noncurrent	3,734,990
Less current portion	(3,734,990)
Total PIPE Convertible Notes, net		4,068,953
PIPE Convertible Note, gross		10,320,594
Tranche 1 - February 7, 2024 [Member]
Short-Term Debt [Line Items]
PIPE Convertible Note, gross		4,650,000
Tranche 2 - November 7, 2024 [Member]
Short-Term Debt [Line Items]
PIPE Convertible Note, gross		3,570,594
Tranche 2 - December 16, 2024 [Member]
Short-Term Debt [Line Items]
PIPE Convertible Note, gross		$ 2,100,000